Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000108404
Shareholder Report [Line Items]
Fund Name	JAG Large Cap Growth Fund
Class Name	Class A
Trading Symbol	JLGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.
Additional Information Phone Number	(855) 552-4596
Additional Information Website	https://www.jagcapitalfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.51%	[1]
AssetsNet	$ 35,532,770
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 69,458
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,532,770
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$69,458
Portfolio Turnover	43%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.4%
Consumer Staples	2.7%
Financials	3.6%
Industrials	9.6%
Consumer Discretionary	11.1%
Health Care	12.7%
Communications	13.1%
Technology	46.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	8.6%
Alphabet, Inc., Class A	7.8%
Meta Platforms, Inc., Class A	5.3%
NVIDIA Corporation	5.3%
Tesla, Inc.	4.9%
Microsoft Corporation	4.4%
Amazon.com, Inc.	4.4%
Cisco Systems, Inc.	3.9%
Gilead Sciences, Inc.	3.7%
Goldman Sachs Group, Inc. (The)	3.6%

C000108406
Shareholder Report [Line Items]
Fund Name	JAG Large Cap Growth Fund
Class Name	Class I
Trading Symbol	JLGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.
Additional Information Phone Number	(855) 552-4596
Additional Information Website	https://www.jagcapitalfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.26%	[2]
AssetsNet	$ 35,532,770
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 69,458
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,532,770
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$69,458
Portfolio Turnover	43%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.4%
Consumer Staples	2.7%
Financials	3.6%
Industrials	9.6%
Consumer Discretionary	11.1%
Health Care	12.7%
Communications	13.1%
Technology	46.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	8.6%
Alphabet, Inc., Class A	7.8%
Meta Platforms, Inc., Class A	5.3%
NVIDIA Corporation	5.3%
Tesla, Inc.	4.9%
Microsoft Corporation	4.4%
Amazon.com, Inc.	4.4%
Cisco Systems, Inc.	3.9%
Gilead Sciences, Inc.	3.7%
Goldman Sachs Group, Inc. (The)	3.6%

C000218687
Shareholder Report [Line Items]
Fund Name	JAG Large Cap Growth Fund
Class Name	Class R
Trading Symbol	JGRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.
Additional Information Phone Number	(855) 552-4596
Additional Information Website	https://www.jagcapitalfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$44	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[3]
AssetsNet	$ 35,532,770
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 69,458
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,532,770
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$69,458
Portfolio Turnover	43%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.4%
Consumer Staples	2.7%
Financials	3.6%
Industrials	9.6%
Consumer Discretionary	11.1%
Health Care	12.7%
Communications	13.1%
Technology	46.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	8.6%
Alphabet, Inc., Class A	7.8%
Meta Platforms, Inc., Class A	5.3%
NVIDIA Corporation	5.3%
Tesla, Inc.	4.9%
Microsoft Corporation	4.4%
Amazon.com, Inc.	4.4%
Cisco Systems, Inc.	3.9%
Gilead Sciences, Inc.	3.7%
Goldman Sachs Group, Inc. (The)	3.6%

[1]	Annualized
[2]	Annualized
[3]	Annualized